Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN MID CAP VALUE FUND

ARTISAN VALUE FUND

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED 3 OCTOBER 2017

TO THE FUNDS’ PROSPECTUS

CURRENT AS OF THE DATE HEREOF

Effective 3 October 2017, the Prospectus is updated as follows:

1.	The following table replaces the table under the subheading “Portfolio Management” in the Fund Summary for Artisan Mid Cap Value Fund on page 48 of the prospectus in its entirety:

Portfolio Manager	Title	Length of Service

James C. Kieffer	Managing Director and Portfolio Manager, Artisan Partners	Since November 2001

Daniel L. Kane	Portfolio Manager, Artisan Partners	Since February 2012

Thomas A. Reynolds IV	Managing Director and Portfolio Manager, Artisan Partners	Since October 2017

2.	The following table replaces the table under the subheading “Portfolio Management” in the Fund Summary for Artisan Value Fund on page 57 of the prospectus in its entirety:

Portfolio Manager	Title	Length of Service

James C. Kieffer	Managing Director and Portfolio Manager, Artisan Partners	Since March 2006 (inception)

Daniel L. Kane	Portfolio Manager, Artisan Partners	Since February 2012

Thomas A. Reynolds IV	Managing Director and Portfolio Manager, Artisan Partners	Since October 2017

3.	The following information replaces the information regarding the Funds under the heading “Organization, Management & Management Fees—Portfolio Managers” on page 78 of the prospectus in its entirety:

Fund	Manager or Co-Managers	Role
Artisan Mid Cap Value Fund Artisan Value Fund	James C. Kieffer, CFA Daniel L. Kane, CFA Thomas A. Reynolds IV	Portfolio Manager Portfolio Manager Portfolio Manager

4.	The following is inserted as the seventh paragraph under the heading “Organization, Management & Management Fees—Portfolio Managers” on page 79 of the prospectus:

Thomas A. Reynolds IV—Mr. Reynolds is a Managing Director of Artisan Partners. He joined Artisan Partners in October 2017 as a portfolio manager on the Value team. Prior to joining Artisan Partners, Mr. Reynolds was a portfolio manager for Perkins Investment Management at Janus Henderson, where he co-managed the Perkins Small Cap Value strategy from its inception in April 2013 through September 2017, and the Perkins All Cap Value strategy from March 2017 through September 2017. Mr. Reynolds joined Perkins in 2009 as a research analyst covering the U.S. financials sector and was later promoted to portfolio manager. Mr. Reynolds holds a B.A in anthropology from Dartmouth College and an M.B.A from the University of Chicago Booth School of Business.

5.	All references to George O. Sertl, Jr. and any related information in the Prospectus are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN MID CAP VALUE FUND

ARTISAN VALUE FUND

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED 3 OCTOBER 2017 TO THE FUNDS’

STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective 3 October 2017, the Statement of Additional Information (the “SAI”) is updated as follows:

1.	The following replaces the first paragraph under the heading “Portfolio Managers” on page 32 of the SAI in its entirety:

Lewis S. Kaufman is portfolio manager for Artisan Developing World Fund. Maria Negrete-Gruson is portfolio manager for Artisan Emerging Markets Fund. Mark L. Yockey, Charles-Henri Hamker and Andrew J. Euretig are portfolio managers for Artisan Global Equity Fund. James D. Hamel is lead portfolio manager, Matthew H. Kamm, Craigh A. Cepukenas and Jason L. White are portfolio managers for Artisan Global Opportunities Fund. Daniel J. O’Keefe is lead portfolio manager and N. David Samra is portfolio manager for Artisan Global Value Fund. Bryan C. Krug is portfolio manager for Artisan High Income Fund. Mr. Yockey is portfolio manager and Messrs. Euretig and Hamker are associate portfolio managers for Artisan International Fund. Messrs. Yockey and Hamker are portfolio managers for Artisan International Small Cap Fund. Mr. Samra is lead portfolio manager and Mr. O’Keefe is portfolio manager for Artisan International Value Fund. Mr. Kamm is lead portfolio manager and Messrs. Hamel, Cepukenas and White are portfolio managers for Artisan Mid Cap Fund. James C. Kieffer Daniel L. Kane and Thomas A. Reynolds IV are portfolio managers for Artisan Mid Cap Value Fund and Artisan Value Fund. Mr. Cepukenas is lead portfolio manager and Messrs. Hamel, Kamm and White are portfolio managers for Artisan Small Cap Fund.

2.	The following information is added to the table under the heading “Portfolio Managers” on pages 32-33 of the SAI that provides the number of other accounts managed by the portfolio managers of the Funds and the total assets of such accounts. This information is stated as of 31 August 2017:

Number of Other Accounts Managed and Assets by Account Type as of 31 August 2017[1]

Portfolio Manager	Registered Investment Companies (other than the Funds)	Other Pooled Investment Vehicles	Other Accounts

Thomas A. Reynolds IV	Accounts: 2 Assets: $2,419,169,667	Accounts: 1 Assets: $2,115,072	Accounts: 10 Assets: $1,418,335,883

[1]	This information is presented as if Mr. Reynolds had been appointed portfolio manager of Artisan Mid Cap Value Fund and Artisan Value Fund as of 31 August 2017, rather than on 3 October 2017, the effective date of such appointment.

3.	The following information is added to the table under the heading “Portfolio Managers” on page 33 of the SAI that provides the dollar range of equity securities of each Fund beneficially owned by the Fund’s portfolio managers. This information is stated as of 31 August 2017:

Portfolio Manager	Fund	Ownership[1]

Thomas A. Reynolds IV	Mid Cap Value Fund Value Fund	None None

[1]	This information is presented as if Mr. Reynolds had been appointed portfolio managers of Artisan Mid Cap Value Fund and Artisan Value Fund as of 31 August 2017, rather than on 3 October 2017, the effective date of such appointment.

4.	All references to George O. Sertl, Jr. and any related information in the SAI are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE